STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Stock-based compensation to third parties (Details)	12 Months Ended
Sep. 30, 2021 USD ($) shares
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Shares issued accounts for share-based payment exchanged for services | shares	550,000
Estimated fair value of shares	$ 3,149,000
Compensation cost	1,257,989
Compensation cost capitalized	$ 787,880